RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.  RELATED PARTY TRANSACTIONS

The following amounts are included in Due from TransCanada Corporation:

		2012		2011
(millions of dollars)	Maturity Dates	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Discount Notes[1]	2013	2,889	1.4%	2,849	1.4%
Credit Facility[2]		(1,240)	3.0%	(1,435)	3.0%
Credit Facility[3]	2014	(664)	3.8%	(664)	3.8%

		985		750

[1]
Interest on the discount notes is equivalent to current commercial paper rates.

[2]
TCPL's demand revolving credit facility arrangement with TransCanada is $2.0 billion (or a U.S. dollar equivalent). This facility bears interest at the Royal Bank of Canada prime rate per annum or the U.S. base rate per annum. This facility may be terminated at any time at TransCanada's option.

[3]
TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.

In 2012, Interest Expense included $61 million (2011 – $140 million; 2010 – $70 million) of interest charges and $41 million (2011 – $35 million; 2010 – $19 million) of interest income as a result of inter-corporate borrowing. At December 31, 2012, Accounts Payable included $2 million of interest payable to TransCanada (2011 – $2 million).

The Company made interest payments of $62 million to TransCanada in 2012 (2011 – $144 million; 2010 – $66 million).